UniqueLoanID	Type	Exception	Comments	Eligible For Predatory Testing - Unable to Test	Date Reported By JCIII	Date Cure Provided	Document Name	Cured	Issue With Cure Doc	Unable To Cure	Pending JCIII Review	Seller Comments	JCIII Additional Comments
10000003	Compliance	TIL Missing		NO	3/19/2014
10000007	Compliance	HUD-1 Missing		YES	3/19/2014
10000007	Compliance	TIL Missing		YES	3/19/2014
10000008	Compliance	HUD-1 Missing		NO	3/17/2014
10000013	Compliance	MN Subprime loan
MN Subprime Loan.  Stated APR (9.729%) and audited APR (9.7439%) exceeds MN Subprime APR threshold for fixed rate loans of 7.72% (3% over applicable t-bill, 4.72%).  Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07.  Loan appears to be a compliant MN subprime loan.
10/17/2015
10000014	Compliance	State High Cost Points and Fees	State high cost loan. Total points and fees ($4,334.56) exceeds GA high cost points and fees threshold of $4,267.53 (5% of total loan amount) by $67.02. Non-compliant high cost loan.		6/4/2014	6/12/2014	Borrower's Right to Select Counsel	YES					Disclosure provided allows for the exclusion of attorney fee.
10000016	Compliance	HUD-1 Incomplete	Incomplete HUD due to missing exhibit on line 1305.	YES	6/8/2014
10000020	Compliance	TIL Missing		YES	6/11/2014
10000021	Compliance	TIL Missing		YES	6/8/2014
10000027	Compliance	HUD-1 Incomplete	Final HUD is incomplete due to not being signed by the borrower.	YES	7/23/2014
10000027	Compliance	TIL Missing		YES	7/23/2014
10000034	Compliance	ROR Missing			11/17/2015
10000034	Compliance	TIL Missing		YES	11/17/2015